ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES

NOTE 17. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2014	2015
Accrued outsourced development	$838	$52
Accrued professional fees	603	865
Accrued royalties	308	313
Accrued advertising expenses	613	811
Accrued incentive to distributors	71	63
Accrued director compensation and liability insurance	155	238
Other	877	695

	$3,465	$3,037